UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3)) for the reporting period July 1, 2025, to September 30, 2025

Date of Report (Date of earliest event reported): September 22, 2025

Fairstone Financial Inc.

(Exact name of securitizer as specified in its charter)

025-04430	0001768947
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Stéphanie Boutin, Vice President, Capital Markets

(514) 394-2400

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly periods pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Fairstone Financial Inc., as securitizer, is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). The last date on which payment on the last asset-backed securities outstanding held by non-affiliates was made was September 22, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Fairstone Financial Inc.
(Securitizer)

By:	/s/ Stéphanie Boutin
Name: Stéphanie Boutin
Title: Vice President, Capital Markets

Date: October 1, 2025